Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	Jun. 18, 2025	May 31, 2025	Apr. 30, 2025	Apr. 03, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 14, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 20, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Feb. 07, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Mar. 17, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Dec. 16, 2021	Nov. 30, 2021	Oct. 31, 2021	Oct. 07, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	May 06, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 21, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Nov. 14, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	May 18, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Feb. 24, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015
C000248535
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree 1-3 Year Laddered Treasury Fund $10,751
Account Value	$ 10,751	$ 10,659	$ 10,668		$ 10,604	$ 10,630		$ 10,545	$ 10,496	$ 10,421	$ 10,379	$ 10,358	$ 10,330	$ 10,395	$ 10,314	$ 10,224	$ 10,103	$ 10,046	$ 9,978	$ 10,016	$ 10,000
C000248538
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree 7-10 Year Laddered Treasury Fund $10,719
Account Value	$ 10,719	10,544	10,607		10,446	10,571		10,464	10,426	10,143	10,081	10,325	10,212	10,566	10,427	10,285	9,997	9,874	9,700	10,010	10,000
C000247881
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Bianco Total Return Fund $10,801
Account Value	$ 10,801	10,657	10,697		10,531	10,579		10,518	10,549	10,334	10,284	10,445	10,298	10,527	10,406	10,278	10,050	9,955	9,801	9,997		$ 9,916	$ 10,037	$ 10,051	$ 10,000
C000133150
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Bloomberg U.S. Dollar Bullish Fund $12,249
Account Value	$ 12,249	12,399	12,021		12,231	12,249		12,706	12,893	12,935	12,902	12,501	12,290	11,891	11,941	12,062	12,151	11,918	11,994	11,743		11,667	11,555	11,272		$ 11,449	$ 11,730	$ 11,579	$ 11,289	$ 11,034	$ 11,113	$ 11,172	$ 10,950	$ 10,929	$ 11,084		$ 10,770	$ 10,929	$ 11,074	$ 11,591	$ 11,587	$ 11,210	$ 10,938	$ 10,864	$ 10,580	$ 10,731	$ 10,296		$ 10,198	$ 10,230	$ 10,140		$ 10,233	$ 10,051		$ 10,101	$ 9,949	$ 9,899	$ 9,918	$ 9,720		$ 9,852	$ 10,027	$ 9,887	$ 9,844	$ 9,763		$ 9,978	$ 10,230	$ 10,276	$ 10,141	$ 10,299	$ 10,678	$ 10,751	$ 10,879	$ 10,910	$ 10,601	$ 10,458	$ 10,345	$ 10,538		$ 10,406	$ 10,586	$ 10,545	$ 10,451	$ 10,237	$ 10,380	$ 10,294	$ 10,256	$ 10,155	$ 10,054	$ 10,155	$ 10,226	$ 10,215	$ 9,966	$ 9,940	$ 9,854	$ 9,888	$ 9,776	$ 9,564	$ 9,378	$ 9,438	$ 9,293	$ 9,624	$ 9,642	$ 9,784	$ 9,605	$ 9,535	$ 9,527	$ 9,776	$ 9,895		$ 10,040	$ 10,089	$ 10,219	$ 10,178	$ 10,449	$ 10,341	$ 9,966	$ 9,761	$ 9,795	$ 9,735	$ 9,765	$ 9,903	$ 9,564	$ 9,754	$ 10,156		$ 10,341	$ 10,185	$ 10,231	$ 10,014	$ 10,052	$ 10,000
C000258460
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Core Laddered Municipal Fund $10,203
Account Value	$ 10,203	10,112	10,100		9,994	9,952	$ 10,000
C000230569
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Efficient Gold Plus Equity Strategy Fund $22,136
Account Value	$ 22,136	20,838	20,462		19,579	18,635		17,835	17,336	17,507	16,121	16,682	16,224	15,836	14,843	14,271	13,695	13,266	12,596	12,739		11,623	11,149	11,088		10,597	9,612	9,212	10,081	10,431	9,941	9,607	9,682	9,507	8,618		9,276	8,359	8,538	7,720	7,337	8,254	8,803	8,297	9,151	9,514	10,573	$ 10,000
C000230570
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund $29,814
Account Value	$ 29,814	23,748	24,224		23,651	23,283		20,941	16,926	16,592	13,823	15,158	16,641	15,948	14,841	14,193	12,564	12,978	12,289	11,448		9,171	9,810	10,809		10,640	9,554	8,631	9,801	10,598	10,038	10,536	11,586	11,155	9,066		11,013	9,548	9,129	7,426	7,558	7,722	8,620	9,249	10,796	12,205	13,426		12,029	10,319	11,196	$ 10,000
C000060975
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Emerging Currency Strategy Fund $12,439
Account Value	$ 12,439	12,199	12,372		12,133	11,940		11,720	11,614	11,540	11,314	11,451	11,527	11,912	11,616	11,331	11,199	11,331	11,199	11,224		11,180	11,192	11,376		11,163	10,835	10,817	10,947	11,151	10,897	10,718	10,841	10,829	10,544		10,798	10,451	10,246	9,816	9,785	10,117	10,105	10,178	10,565	10,449	10,811		10,498	10,707	10,596		10,516	10,928		10,903	11,174	11,075	11,186	11,272		11,131	10,983	11,149	11,223	11,364		11,035	10,589	10,571	10,711	10,681	10,498	10,437	10,223	10,107	10,809	11,126	11,365	11,044		11,188	10,984	10,882	11,265	11,247	10,918	11,008	11,008	11,146	11,224	10,852	10,852	10,600	10,753	10,564	11,046	10,958	11,182	11,476	11,693	11,652	11,752	11,423	11,229	11,058	11,164	11,252	11,117	10,947	10,970		10,835	10,800	10,670	10,511	10,341	10,229	10,647	10,694	10,564	10,547	10,541	10,194	10,588	10,459	9,818		9,753	9,853	9,971	10,147	9,871	10,000
C000104506
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Emerging Markets Corporate Bond Fund $14,897
Account Value	$ 14,897	14,726	14,593		14,366	14,255		14,311	14,324	14,104	13,983	14,067	14,009	14,164	13,965	13,717	13,515	13,398	13,220	13,347		13,236	13,146	13,114		12,706	12,233	12,381	12,476	12,524	12,377	12,263	12,335	12,210	12,128		12,374	12,013	11,840	11,213	11,334	11,869	11,771	11,567	12,014	12,059	12,479		12,548	13,480	13,803		13,686	13,888		13,958	14,051	13,930	13,939	13,843		13,761	13,671	13,806	13,826	13,833		13,630	13,206	13,105	13,224	13,071	12,770	12,401	11,863	11,344	12,909	12,975	12,819	12,661		12,611	12,525	12,431	12,465	12,348	12,045	12,025	11,914	11,792	11,687	11,343	11,222	11,255	11,358	11,231	11,423	11,231	11,259	11,375	11,462	11,521	11,669	11,637	11,608	11,579	11,530	11,470	11,316	11,210	11,208		11,158	11,052	11,005	10,841	10,697	10,578	10,853	10,889	10,871	10,717	10,537	10,274	10,269	10,070	9,729		9,623	9,687	9,931	10,031	9,727	10,000
C000088998
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Emerging Markets Local Debt Fund $13,153
Account Value	$ 13,153	12,831	12,935		12,564	12,379		12,012	11,874	11,777	11,523	11,745	11,849	12,450	12,055	11,752	11,538	11,712	11,544	11,764		11,768	11,823	11,972		11,552	11,003	11,116	11,455	11,796	11,469	11,064	11,126	11,048	10,610		10,907	10,478	10,325	9,726	9,782	10,323	10,238	10,097	10,586	10,341	10,947		11,204	11,532	11,547		11,398	11,783		11,905	12,296	12,197	12,259	12,368		12,089	11,860	12,238	12,568	12,762		12,312	11,649	11,602	11,816	11,886	11,578	11,596	11,049	10,684	11,974	12,399	12,550	12,059		12,288	11,919	11,792	12,210	12,063	11,460	11,462	11,461	11,573	11,658	11,114	11,000	10,682	10,784	10,572	11,308	11,137	11,457	12,034	12,416	12,349	12,496	12,045	11,826	11,686	11,952	11,968	11,782	11,585	11,587		11,437	11,336	11,139	10,940	10,709	10,490	11,151	11,247	11,040	10,993	10,933	10,379	10,901	10,648	9,783		9,679	9,745	9,922	10,146	9,760	10,000
C000221364
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Enhanced Commodity Strategy Fund $15,930
Account Value	$ 15,930	15,529	15,343		14,787	14,602		15,127	14,710	15,050	14,563	14,447	14,180	14,216	13,776	13,776	14,104	14,417	14,209	13,769		12,964	12,822	12,636		12,869	12,935	12,953	12,974	13,169	12,298	12,003	12,737	12,859	12,730		13,334	13,111	13,226	12,847	12,525	13,315	13,620	13,737	15,131	15,049	14,855		13,702	12,753	12,191		11,647	12,373		11,862	11,804	11,937	11,809	11,889		11,483	10,688	10,886	10,277	10,133	$ 10,000
C000152580
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Equity Premium Income Fund $20,740
Account Value	$ 20,740	20,302	19,908		19,299	18,780		18,773	19,563	19,789	19,358	19,695	18,880	18,891	18,552	18,524	18,406	17,987	17,283	17,866		17,408	16,843	16,542		16,108	15,389	15,667	16,177	16,416	16,051	15,568	15,378	15,108	14,783		14,850	14,281	14,600	14,201	13,700	14,567	15,230	14,728	15,216	15,502	16,184		15,571	15,543	15,935		15,373	15,594		14,921	15,110	14,815	14,659	14,350		14,055	13,921	13,359	13,175	13,152		12,869	11,824	12,187	12,101	11,828	11,379	11,256	10,784	10,261	11,860	12,787	12,932	12,816		12,682	12,395	12,288	12,507	12,342	11,782	12,243	12,060	11,921	11,751	11,446	12,391	12,180	12,914	12,897	12,707	12,395	12,382	12,154	11,918	12,091	12,361	12,256	12,208	12,057	11,996	11,910	11,922	11,808	11,747		11,617	11,507	11,454	11,328	11,112	11,076	10,821	10,809	10,777	10,697	10,558	10,382	10,271	10,231	10,020	$ 10,000
C000136444
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Floating Rate Treasury Fund $12,334
Account Value	$ 12,334	12,299	12,249		12,209	12,160		12,123	12,082	12,044	11,991	11,939	11,889	11,836	11,791	11,748	11,702	11,654	11,601	11,541		11,487	11,433	11,377		11,335	11,291	11,236	11,186	11,140	11,084	11,039	10,991	10,935	10,897		10,854	10,808	10,768	10,740	10,709	10,679	10,666	10,653	10,643	10,645	10,626		10,622	10,617	10,609		10,608	10,608		10,608	10,612	10,612	10,612	10,612		10,612	10,612	10,612	10,612	10,608		10,609	10,609	10,613	10,612	10,611	10,605	10,603	10,602	10,595	10,593	10,575	10,553	10,535		10,518	10,499	10,480	10,469	10,450	10,443	10,419	10,391	10,377	10,358	10,336	10,326	10,309	10,288	10,268	10,253	10,234	10,220	10,206	10,191	10,180	10,168	10,153	10,144	10,135	10,122	10,114	10,109	10,095	10,091		10,083	10,069	10,061	10,053	10,049	10,040	10,033	10,026	10,028	10,022	10,016	10,014	10,012	10,002	9,996		9,996	9,988	9,992	9,992	9,988	10,000
C000258457
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree High Income Laddered Municipal Fund $10,013
Account Value	$ 10,013	9,930	10,002		9,930	9,932	10,000
C000260544
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Inflation Plus Fund $10,143
Account Value	$ 10,143	10,066	9,940	$ 10,000
C000134342
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Interest Rate Hedged High Yield Bond Fund $16,451
Account Value	$ 16,451	16,345	16,240		16,015	15,583		15,709	15,863	15,916	15,697	15,678	15,487	15,338	15,206	15,062	14,946	14,898	14,871	14,790		14,596	14,406	14,407		14,099	13,679	13,790	13,806	13,763	13,509	13,054	13,124	13,067	13,236		13,185	12,867	12,956	12,919	12,402	12,580	12,639	12,042	12,867	12,835	13,114		12,896	12,952	13,175		12,867	13,059		13,045	12,983	12,875	12,925	12,771		12,780	12,690	12,607	12,499	12,453		12,288	11,870	11,816	11,985	11,869	11,363	11,386	11,101	10,846	12,272	12,514	12,552	12,329		12,324	12,326	12,261	12,325	12,251	12,110	12,280	12,167	12,151	11,971	11,572	11,910	12,023	12,174	12,059	12,017	11,882	11,838	11,836	11,745	11,786	11,801	11,655	11,607	11,596	11,527	11,410	11,420	11,352	11,312		11,239	11,159	11,159	11,048	10,950	10,776	10,762	10,680	10,592	10,380	10,182	10,115	10,010	9,653	9,397		9,357	9,592	9,790	9,961	9,790	10,000
C000134336
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund $13,182
Account Value	$ 13,182	13,168	13,083		13,021	12,922		12,980	12,983	12,946	12,891	12,854	12,746	12,672	12,584	12,556	12,455	12,461	12,366	12,299		12,222	12,136	12,072		11,978	11,791	11,792	11,781	11,757	11,675	11,510	11,458	11,410	11,455		11,412	11,257	11,239	11,068	11,037	11,078	11,043	10,967	11,064	11,030	11,126		11,074	11,116	11,141		11,124	11,163		11,148	11,122	11,126	11,138	11,117		11,125	11,117	11,149	11,117	11,102		11,068	10,989	10,959	10,974	10,990	10,913	10,859	10,807	10,663	10,986	11,022	11,030	10,975		10,924	10,891	10,857	10,868	10,794	10,734	10,754	10,714	10,678	10,629	10,546	10,560	10,575	10,617	10,572	10,569	10,505	10,501	10,508	10,483	10,500	10,521	10,486	10,440	10,421	10,383	10,330	10,340	10,306	10,280		10,257	10,250	10,254	10,226	10,224	10,184	10,152	10,128	10,135	10,088	10,042	10,076	10,069	10,002	9,896		9,908	10,015	10,037	10,029	9,967	10,000
C000079238
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Managed Futures Strategy Fund $12,323
Account Value	$ 12,323	12,081	11,883		11,664	11,526		11,476	11,637	11,909	11,738	11,921	11,602	11,521	11,612	11,771	11,778	11,937	11,872	12,184		11,833	11,340	11,362		11,063	10,806	10,908	10,837	10,954	10,809	10,716	10,503	10,379	10,036		10,048	9,782	10,005	10,266	10,132	10,223	10,241	10,291	10,506	10,432	10,573		10,397	10,220	10,385		10,297	10,653		10,521	10,639	10,593	10,608	10,469		10,451	10,012	10,133	9,717	9,529		9,154	8,916	8,960	9,029	9,072	8,957	9,001	9,170	9,287	9,129	9,129	9,494	9,369		9,463	9,573	9,830	9,546	9,508	9,576	9,918	9,785	9,772	9,641	9,759	9,760	9,808	9,893	9,854	9,689	9,679	9,701	9,679	9,626	9,611	9,786	9,728	9,573	9,570	9,432	9,434	9,405	9,495	9,582		9,699	9,677	9,837	9,837	10,051	9,990	10,129	10,223	9,988	10,180	10,318	10,304	10,408	10,187	10,379		10,049	10,153	10,243	10,039	10,073	10,000
C000210706
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Mortgage Plus Bond Fund $10,370
Account Value	$ 10,370	10,207	10,247		10,086	10,181		10,132	10,121	9,906	9,859	10,005	9,885	10,153	10,027	9,876	9,638	9,522	9,354	9,609		9,527	9,653	9,629		9,270	8,898	9,071	9,294	9,353	9,356	9,425	9,522	9,471	9,289		9,517	9,237	9,284	9,000	9,157	9,570	9,849	9,623	9,740	9,704	9,996		10,263	10,343	10,458		10,488	10,486		10,505	10,548	10,569	10,504	10,495		10,490	10,429	10,471	10,544	10,518		10,498	10,444	10,469	10,445	10,420	10,338	10,243	10,173	10,058	10,268	10,144	10,020	10,012	$ 10,000
C000225934
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Private Credit and Alternative Income Fund $11,125
Account Value	$ 11,125	10,690	10,726		10,424	10,311		10,761	11,149	10,862	10,582	10,841	10,532	10,870	10,779	10,733	10,231	10,119	9,819	10,094		9,743	9,777	9,857		9,416	8,602	9,147	9,410	9,522	9,043	8,346	8,511	8,341	8,910		9,220	8,088	8,696	8,197	7,397	8,938	9,495	8,465	9,286	9,239	9,938		9,734	10,255	10,255		10,042	10,517		10,189	10,333	10,140	10,280	10,080	$ 10,000
C000222596
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Target Range Fund $11,160
Account Value	$ 11,160	10,848	10,808		10,516	10,183		10,148	10,445	10,493	10,327	10,789	10,294	10,493	10,364	10,187	10,007	9,944	9,644	9,815		9,616	9,400	9,491		9,093	8,470	8,730	9,033	9,226	9,009	8,655	8,707	8,615	8,542		8,687	8,454	8,776	8,635	8,463	8,800	9,012	8,727	9,200	9,264	9,780		9,676	9,772	10,436		10,164	10,400	$ 10,000
C000239876
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Voya Yield Enhanced USD Universal Bond Fund $11,113
Account Value	$ 11,113	10,986	10,994		10,820	10,861		10,835	10,851	10,629	10,572	10,750	10,623	10,867	10,715	10,562	10,339	10,250	10,084	10,329		10,233	10,366	10,379		10,006	9,567	9,710	9,939	9,996	9,978	9,986	10,096	10,031	9,801	$ 10,000
C000156663
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund $12,161
Account Value	$ 12,161	12,024	12,042		11,835	11,877		11,866	11,896	11,640	11,580	11,807	11,652	11,937	11,762	11,591	11,341	11,253	11,059	11,331		11,222	11,370	11,374		10,965	10,467	10,620	10,865	10,923	10,909	10,925	11,040	10,970	10,707		10,997	10,621	10,685	10,265	10,412	10,934	11,284	10,957	11,180	11,101	11,663		12,026	12,206	12,526		12,562	12,534		12,526	12,660	12,692	12,527	12,400		12,350	12,230	12,428	12,647	12,741		12,710	12,552	12,635	12,635	12,748	12,537	12,438	12,333	12,000	12,462	12,281	12,021	12,003		11,992	11,946	12,017	11,680	11,627	11,417	11,231	11,198	10,943	10,930	10,750	10,572	10,550	10,687	10,737	10,677	10,623	10,669	10,610	10,709	10,668	10,818	10,938	10,865	10,884	10,857	10,894	10,800	10,729	10,728		10,617	10,511	10,523	10,425	10,397	10,365	10,664	10,760	10,781	10,772	10,664	10,434	10,444	10,360	10,170		10,091	9,987	10,054	10,097	10,058	10,000
C000184315
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund $11,908
Account Value	$ 11,908	11,779	11,782		11,676	11,678		11,587	11,537	11,421	11,362	11,371	11,309	11,416	11,314	11,199	11,043	10,973	10,874	10,946		10,892	10,949	10,905		10,737	10,561	10,565	10,611	10,594	10,543	10,586	10,639	10,583	10,423		10,570	10,430	10,430	10,259	10,293	10,510	10,672	10,546	10,642	10,567	10,707		10,932	11,009	11,138		11,151	11,159		11,208	11,243	11,255	11,196	11,216		11,188	11,152	11,179	11,223	11,223		11,199	11,162	11,170	11,166	11,159	11,107	11,030	10,925	10,714	10,946	10,847	10,744	10,713		10,717	10,673	10,685	10,566	10,564	10,471	10,384	10,356	10,250	10,221	10,129	10,034	10,015	10,022	10,039	9,988	9,974	9,984	9,940	9,957	9,946	9,985	10,041	10,028	10,064	10,063	10,086	10,052	10,006	10,014	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,739	10,612	10,640		10,479	10,555		10,513	10,509	10,283	10,229	10,399	10,290	10,552	10,413	10,265	10,031	9,937	9,771	10,024	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,739	10,612	10,640		10,479	10,555		10,513	10,509	10,283	10,229	10,399	10,290	10,552	10,413	10,265	10,031	9,937	9,771	10,024	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,705	10,578	10,606		10,446	10,521		10,480	10,476	10,250	10,196	10,366	10,257	10,518	10,379	10,232	9,999	9,905	9,740	9,992		9,901	10,043	10,070	10,000
Bloomberg Dollar Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Dollar Total Return Index
Account Value	$ 12,365	12,517	12,133		12,337	12,349		12,803	12,985	13,027	12,987	12,584	12,363	11,961	12,003	12,122	12,205	11,969	12,040	11,779		11,704	11,587	11,290		11,470	11,754	11,592	11,302	11,040	11,113	11,168	10,930	10,915	11,089		10,776	10,946	11,113	11,642	11,645	11,260	10,992	10,919	10,622	10,776	10,316		10,220	10,247	10,164		10,244	10,055		10,098	9,941	9,889	9,904	9,684		9,830	9,997	9,853	9,807	9,725		9,937	10,178	10,221	10,082	10,239	10,595	10,670	10,800	10,848	10,518	10,387	10,279	10,474		10,348	10,530	10,491	10,404	10,191	10,336	10,256	10,225	10,131	10,035	10,142	10,228	10,228	9,978	9,958	9,877	9,918	9,815	9,603	9,415	9,487	9,347	9,669	9,690	9,827	9,650	9,580	9,575	9,819	9,943		10,086	10,135	10,265	10,221	10,493	10,391	10,000	9,790	9,830	9,771	9,809	9,946	9,592	9,782	10,173		10,360	10,201	10,246	10,018	10,054	10,000
Bloomberg 3-15yr Municipal Blend (2-17) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15yr Municipal Blend (2-17) Index
Account Value	$ 10,156	10,068	10,045		9,967	9,911	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 15,616	15,305	14,969		14,245	13,401		13,493	14,299	14,488	14,095	14,439	13,639	13,764	13,476	13,157	12,998	12,548	11,955	12,464		12,076	11,464	11,274		10,784	9,882	10,094	10,599	10,771	10,436	9,789	9,747	9,597	9,257		9,488	8,927	9,473	8,972	8,300	9,142	9,531	8,726	9,511	9,494	10,401	$ 10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,502	14,214	13,902		13,229	12,446		12,531	13,279	13,454	13,090	13,410	12,666	12,782	12,515	12,218	12,071	11,653	11,103	11,576		11,215	10,646	10,470		10,015	9,177	9,374	9,844	10,003	9,692	9,091	9,052	8,912	8,597		8,812	8,291	8,798	8,332	7,708	8,490	8,851	8,104	8,833	8,817	9,659		9,313	9,601	10,124	10,000
JP Morgan Emerging Local Markets Index Plus
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan Emerging Local Markets Index Plus
Account Value	$ 12,634	12,477	12,639		12,354	12,146		11,803	11,660	11,622	11,445	11,612	11,710	12,008	11,774	11,511	11,410	11,509	11,366	11,440		11,443	11,403	11,570		11,377	10,997	10,989	11,135	11,299	11,092	10,959	11,051	11,004	10,783		10,985	10,670	10,457	10,002	9,947	10,259	10,275	10,359	10,624	10,528	10,854		11,290	11,504	11,489		11,332	11,636		11,599	11,811	11,725	11,785	11,929		11,739	11,552	11,718	11,788	11,856		11,616	11,236	11,189	11,303	11,232	11,032	10,945	10,787	10,667	11,250	11,502	11,655	11,393		11,465	11,235	11,108	11,475	11,474	11,176	11,251	11,242	11,324	11,379	11,079	11,004	10,822	10,947	10,829	11,166	11,070	11,254	11,528	11,749	11,668	11,791	11,460	11,357	11,173	11,236	11,307	11,194	11,015	11,011		10,843	10,807	10,637	10,464	10,275	10,225	10,574	10,658	10,562	10,539	10,500	10,241	10,558	10,465	9,866		9,809	9,923	10,035	10,175	9,937	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839		11,659	11,743		11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153		11,051	11,210	11,240		10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695		10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518		11,847	11,981	12,245		12,276	12,240		12,243	12,350	12,374	12,237	12,151		12,112	12,017	12,169	12,347	12,436		12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576		11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,520		10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220		10,148	10,010	10,043	10,069	10,068	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839		11,659	11,743		11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153		11,051	11,210	11,240		10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695		10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518		11,847	11,981	12,245		12,276	12,240		12,243	12,350	12,374	12,237	12,151		12,112	12,017	12,169	12,347	12,436		12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576		11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,520		10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220		10,148	10,010	10,043	10,069	10,068	10,000
S&P GSCI Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P GSCI Index
Account Value	$ 19,563	19,603	18,919		18,108	17,824		19,466	18,917	19,174	18,559	17,970	17,959	17,878	17,892	18,206	18,871	18,605	18,966	18,748		17,902	17,747	16,988		17,570	18,234	19,031	18,278	18,170	16,408	15,718	16,741	16,869	17,052		17,730	17,746	17,994	18,306	17,156	18,607	19,119	19,128	20,711	19,711	18,751		17,104	15,724	14,085		13,091	14,680		13,876	13,086	13,395	13,187	12,644		12,333	11,395	11,646	10,532	10,036	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,506	38,721	37,871		36,039	33,905		34,136	36,174	36,652	35,659	36,530	34,505	34,821	34,092	33,285	32,885	31,746	30,246	31,534		30,551	29,002	28,523		27,284	25,000	25,537	26,816	27,250	26,402	24,765	24,658	24,279	23,419		24,005	22,586	23,967	22,698	20,998	23,128	24,111	22,076	24,062	24,018	26,313		25,371	26,154	27,581		26,398	26,582		24,842	26,053	25,285	24,698	24,134		23,967	22,753	21,798	21,213	21,429		20,636	18,600	19,108	19,863	18,531	17,542	17,200	16,418	14,552	16,603	18,092	18,099	17,569		16,954	16,594	16,290	16,552	16,317	15,243	16,277	15,644	15,346	14,868	13,765	15,131	14,829	15,917	15,827	15,328	14,778	14,687	14,342	14,287	14,660	15,221	14,396	14,238	13,814	13,499	13,227	13,186	12,921	12,840		12,662	12,533	12,519	12,041	11,817	11,588	11,174	11,381	11,379	11,363	10,959	10,931	10,738	10,697	10,017	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839		11,659	11,743		11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153		11,051	11,210	11,240		10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695		10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518		11,847	11,981	12,245		12,276	12,240		12,243	12,350	12,374	12,237	12,151		12,112	12,017	12,169	12,347	12,436		12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576		11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,520		10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220		10,148	10,010	10,043	10,069	10,068	10,000
Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index
Account Value	$ 9,753	9,702	9,850		9,793	9,786	10,000
Bloomberg Commodities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodities Index
Account Value	$ 9,709	9,525	9,569	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839		11,659	11,743		11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153		11,051	11,210	11,240		10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695		10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518		11,847	11,981	12,245		12,276	12,240		12,243	12,350	12,374	12,237	12,151		12,112	12,017	12,169	12,347	12,436		12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576		11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,520		10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220		10,148	10,010	10,043	10,069	10,068	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839		11,659	11,743		11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153		11,051	11,210	11,240		10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695		10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518		11,847	11,981	12,245		12,276	12,240		12,243	12,350	12,374	12,237	12,151		12,112	12,017	12,169	12,347	12,436		12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576		11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,520		10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220		10,148	10,010	10,043	10,069	10,068	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 12,249	12,201	12,159		12,119	12,075		12,034	11,994	11,956	11,912	11,864	11,819	11,774	11,723	11,667	11,615	11,568	11,513	11,464		11,413	11,366	11,318		11,265	11,215	11,165	11,114	11,064	11,020	10,970	10,927	10,893	10,846		10,811	10,777	10,738	10,704	10,687	10,660	10,643	10,638	10,635	10,628	10,627		10,623	10,622	10,623		10,622	10,621		10,621	10,621	10,620	10,620	10,620		10,620	10,620	10,619	10,618	10,617		10,616	10,615	10,614	10,613	10,612	10,610	10,609	10,608	10,608	10,577	10,561	10,547	10,532		10,519	10,499	10,480	10,459	10,440	10,417	10,393	10,374	10,351	10,332	10,312	10,293	10,272	10,254	10,238	10,220	10,204	10,187	10,171	10,158	10,144	10,134	10,122	10,111	10,102	10,093	10,085	10,075	10,067	10,058		10,053	10,046	10,045	10,041	10,036	10,032	10,030	10,028	10,023	10,021	10,018	10,014	10,013	10,011	10,006		10,004	10,003	10,000	10,000	10,000	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,360	10,238	10,265		10,110	10,182		10,143	10,139	9,920	9,868	10,032	9,927	10,180	10,045	9,903	9,677	9,586	9,426	9,671		9,582	9,720	9,746		9,387	8,980	9,124	9,362	9,422	9,429	9,463	9,567	9,509	9,274		9,520	9,236	9,277	8,948	9,066	9,475	9,751	9,518	9,670	9,608	9,987		10,272	10,388	10,617		10,644	10,613		10,616	10,708	10,729	10,610	10,536		10,502	10,420	10,551	10,706	10,783		10,768	10,664	10,712	10,717	10,805	10,646	10,579	10,530	10,346	10,407	10,223	10,030	10,037	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,843	9,727	9,753		9,605	9,674		9,637	9,633	9,426	9,376	9,532	9,432	9,672	9,544	9,409	9,194	9,108	8,956	9,188		9,104	9,235	9,260		8,919	8,532	8,669	8,895	8,952	8,958	8,991	9,090	9,035	8,811		9,045	8,775	8,815	8,502	8,614	9,002	9,264	9,043	9,187	9,129	9,489		9,760	9,870	10,087		10,113	10,083		10,086	10,174	10,194	10,081	10,010	10,000
MSCI AC World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index
Account Value	$ 14,285	13,941	13,754		13,163	12,448		12,333	12,840	12,918	12,498	12,801	12,340	12,623	12,336	12,031	11,840	11,582	11,130	11,510		11,159	10,700	10,638		10,150	9,292	9,581	9,994	10,281	9,918	9,374	9,475	9,341	9,062		9,329	8,705	9,062	8,409	7,931	8,770	9,106	8,511	9,295	9,284	10,092		9,878	10,140	10,663		10,253	10,506	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,961	10,832	10,860		10,696	10,773		10,731	10,727	10,496	10,441	10,614	10,503	10,770	10,628	10,478	10,238	10,142	9,973	10,232		10,138	10,283	10,312		9,932	9,501	9,654	9,905	9,969	9,976	10,012	10,122	10,061	9,812	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839		11,659	11,743		11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153		11,051	11,210	11,240		10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695		10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518		11,847	11,981	12,245		12,276	12,240		12,243	12,350	12,374	12,237	12,151		12,112	12,017	12,169	12,347	12,436		12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576		11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,520		10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220		10,148	10,010	10,043	10,069	10,068	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,391	11,257	11,286		11,116	11,196		11,152	11,148	10,908	10,850	11,031	10,915	11,193	11,045	10,888	10,640	10,540	10,364	10,633		10,536	10,687	10,716		10,321	9,874	10,032	10,294	10,360	10,367	10,404	10,519	10,455	10,196		10,467	10,155	10,201	9,839	9,968	10,418	10,721	10,465	10,632	10,564	10,981		11,295	11,422	11,673		11,703	11,669		11,672	11,774	11,796	11,666	11,585		11,547	11,456	11,601	11,771	11,856		11,840	11,725	11,777	11,784	11,880	11,705	11,632	11,578	11,376	11,443	11,241	11,028	11,036		11,042	11,009	11,068	10,788	10,764	10,631	10,445	10,443	10,246	10,252	10,144	9,961	9,902	9,981	10,046	9,981	9,979	9,991	9,921	9,995	9,931	10,026	10,143	10,097	10,110	10,104	10,152	10,062	10,019	10,029	10,000
Bloomberg U.S. Treasury 1-3 Year Laddered Index
Account Value [Line Items]
Account Value	10,773	10,678	10,686		10,621	10,647		10,560	10,510	10,434	10,389	10,367	10,338	10,403	10,319	10,227	10,108	10,049	9,979	10,019	10,000
Bloomberg U.S. Treasury 7-10 Year Laddered Index
Account Value [Line Items]
Account Value	10,748	10,570	10,633		10,468	10,592		10,484	10,444	10,161	10,093	10,324	10,225	10,578	10,437	10,294	10,004	9,879	9,703	10,019	$ 10,000
Bianco Research Fixed Income Total Return Index
Account Value [Line Items]
Account Value	10,879	10,731	10,768		10,602	10,644		10,570	10,599	10,376	10,324	10,481	10,333	10,560	10,435	10,304	10,075	9,976	9,819	10,010		9,925	10,041	10,052	$ 10,000
Bloomberg Dollar Spot Index
Account Value [Line Items]
Account Value	9,951	10,123	9,862		10,076	10,139		10,559	10,757	10,836	10,852	10,564	10,431	10,132	10,228	10,389	10,520	10,369	10,489	10,320		10,306	10,259	10,050		10,266	10,576	10,490	10,276	10,093	10,217	10,326	10,166	10,194	10,397		10,136	10,330	10,522	11,056	11,083	10,736	10,501	10,442	10,166	10,316	9,875		9,782	9,806	9,724		9,800	9,616		9,654	9,502	9,451	9,464	9,252		9,389	9,547	9,408	9,363	9,283		9,487	9,715	9,755	9,621	9,770	10,107	10,176	10,296	10,333	10,022	9,910	9,818	10,018		9,909	10,100	10,081	10,017	9,835	9,995	9,940	9,931	9,860	9,785	9,910	10,013	10,030	9,804	9,798	9,733	9,788	9,700	9,502	9,320	9,409	9,278	9,607	9,641	9,785	9,616	9,554	9,557	9,809	9,933		10,081	10,134	10,270	10,228	10,502	10,404	10,012	9,801	9,843	9,784	9,823	9,963	9,607	9,797	10,189		10,375	10,214	10,257	10,025	10,058	10,000
Bloomberg US Municipal Bond Index
Account Value [Line Items]
Account Value	10,024	9,937	9,958		9,896	9,890	10,000
NYSE ARCA Gold Miners Index
Account Value [Line Items]
Account Value	23,199	19,055	19,166		18,602	18,048		16,875	14,611	13,759	12,461	13,629	14,661	14,455	14,015	13,675	12,329	12,799	12,072	11,375		9,501	10,115	11,217		11,086	9,953	9,555	10,392	11,074	10,593	10,861	11,868	11,451	9,638		11,238	10,089	9,971	8,372	8,295	8,250	9,034	9,473	10,983	12,109	13,188		11,830	10,355	10,977	$ 10,000
Equal-Weighted Emerging Currency Composite
Account Value [Line Items]
Account Value	12,702	12,458	12,630		12,373	12,182		11,943	11,812	11,745	11,517	11,647	11,720	12,084	11,782	11,505	11,362	11,473	11,323	11,362		11,306	11,311	11,500		11,264	10,938	10,916	11,036	11,244	10,984	10,785	10,889	10,855	10,569		10,821	10,470	10,266	9,830	9,781	10,102	10,101	10,181	10,584	10,455	10,803		11,168	11,352	11,240		11,137	11,555		11,534	11,808	11,692	11,796	11,914		11,725	11,572	11,721	11,795	11,915		11,574	11,121	11,092	11,221	11,191	11,009	10,930	10,686	10,554	11,279	11,591	11,826	11,486		11,626	11,395	11,292	11,672	11,639	11,317	11,382	11,374	11,500	11,568	11,165	11,161	10,907	11,048	10,851	11,335	11,229	11,435	11,711	11,935	11,886	11,980	11,637	11,436	11,256	11,369	11,443	11,298	11,116	11,138		10,991	10,949	10,812	10,644	10,469	10,358	10,766	10,800	10,673	10,646	10,624	10,272	10,660	10,528	9,876		9,795	9,898	10,003	10,172	9,881	10,000
JP Morgan CEMBI Diversified Index
Account Value [Line Items]
Account Value	15,411	15,211	15,082		14,869	14,773		14,821	14,808	14,587	14,472	14,558	14,474	14,613	14,430	14,188	13,977	13,852	13,647	13,778		13,650	13,560	13,481		13,078	12,609	12,774	12,883	12,948	12,828	12,691	12,778	12,664	12,566		12,795	12,422	12,231	11,595	11,841	12,346	12,323	12,164	12,584	12,661	12,943		13,323	14,022	14,265		14,205	14,296		14,361	14,468	14,381	14,353	14,243		14,156	14,055	14,146	14,179	14,195		14,015	13,651	13,611	13,685	13,562	13,263	12,919	12,446	11,899	13,412	13,416	13,224	13,105		13,059	12,953	12,881	12,838	12,710	12,431	12,370	12,268	12,112	11,974	11,646	11,552	11,577	11,652	11,544	11,661	11,487	11,530	11,616	11,701	11,732	11,855	11,849	11,822	11,820	11,766	11,730	11,608	11,504	11,484		11,429	11,317	11,279	11,114	10,971	10,885	11,103	11,100	11,086	10,931	10,756	10,541	10,517	10,327	9,982		9,889	9,905	10,047	10,104	9,824	10,000
JP Morgan GBI-EM Global Diversified Index Unhedged USD
Account Value [Line Items]
Account Value	13,554	13,268	13,368		13,006	12,825		12,421	12,232	12,152	11,908	12,142	12,211	12,802	12,382	12,013	11,746	11,874	11,685	11,941		11,944	12,013	12,199		11,820	11,228	11,287	11,681	12,003	11,667	11,299	11,480	11,382	10,931		11,289	10,824	10,595	9,892	9,980	10,491	10,506	10,475	10,963	10,773	11,464		11,643	12,255	12,256		12,068	12,408		12,575	13,022	12,922	12,977	13,137		12,817	12,534	12,931	13,287	13,431		12,979	12,304	12,252	12,504	12,545	12,178	12,121	11,524	11,089	12,470	12,910	13,079	12,559		12,792	12,432	12,313	12,647	12,531	11,877	11,842	11,862	12,022	12,155	11,526	11,377	11,067	11,288	11,002	11,715	11,498	11,836	12,456	12,835	12,705	12,840	12,289	12,046	11,846	12,190	12,231	12,016	11,772	11,718		11,493	11,360	11,103	10,907	10,666	10,470	11,262	11,358	11,133	11,129	11,062	10,447	11,048	10,771	9,876		9,736	9,702	9,923	10,142	9,703	10,000
Bloomberg Commodities Index
Account Value [Line Items]
Account Value	15,479	15,186	15,256		14,897	14,983		15,740	15,145	15,028	14,456	14,310	14,253	14,522	13,848	13,842	14,424	14,649	14,396	14,019		13,570	13,773	13,718		14,097	14,422	14,384	14,485	14,596	13,737	13,204	13,992	14,098	14,127		14,824	14,897	15,271	14,864	14,574	15,860	15,846	15,198	17,033	16,777	16,110		14,828	13,958	12,832		12,395	13,373		13,036	12,418	12,455	12,230	12,008		11,689	10,794	11,031	10,360	10,095	$ 10,000
Cboe S&P 500® PutWrite/Volos US Large Cap Target 2.5% PutWrite Spliced Index
Account Value [Line Items]
Account Value	22,156	21,685	21,267		20,580	20,038		20,049	20,897	21,094	20,573	21,001	20,157	20,131	19,748	19,693	19,506	19,052	18,315	18,846		18,389	17,781	17,453		17,004	16,274	16,500	17,016	17,208	16,825	16,329	16,096	15,811	15,503		15,527	14,906	15,223	14,811	14,200	15,091	15,765	15,238	15,732	16,017	16,716		16,077	16,045	16,434		15,849	16,067		15,364	15,558	15,246	15,083	14,757		14,446	14,303	13,719	13,527	13,494		13,200	12,125	12,493	12,361	12,116	11,639	11,519	11,028	10,480	12,104	13,069	13,213	13,090		12,944	12,649	12,537	12,758	12,578	12,005	12,472	12,278	12,131	11,963	11,640	12,593	12,385	13,118	13,091	12,891	12,564	12,544	12,300	12,053	12,217	12,486	12,374	12,323	12,162	12,092	12,000	12,002	11,881	11,815		11,684	11,574	11,516	11,382	11,164	11,113	10,855	10,833	10,800	10,716	10,580	10,400	10,282	10,231	10,029	$ 10,000
Bloomberg U.S. Treasury Floating Rate Bond Index
Account Value [Line Items]
Account Value	12,552	12,516	12,464		12,420	12,369		12,332	12,288	12,248	12,193	12,137	12,084	12,030	11,981	11,937	11,888	11,839	11,783	11,719		11,664	11,607	11,547		11,505	11,458	11,400	11,348	11,299	11,241	11,192	11,142	11,083	11,045		11,000	10,951	10,909	10,875	10,843	10,812	10,794	10,779	10,769	10,768	10,750		10,745	10,739	10,729		10,727	10,726		10,726	10,726	10,724	10,723	10,722		10,722	10,721	10,718	10,717	10,713		10,713	10,711	10,710	10,708	10,707	10,701	10,697	10,694	10,682	10,674	10,662	10,634	10,618		10,596	10,575	10,557	10,542	10,522	10,511	10,488	10,458	10,442	10,423	10,399	10,388	10,367	10,344	10,327	10,309	10,291	10,275	10,258	10,239	10,227	10,216	10,197	10,186	10,173	10,159	10,151	10,142	10,128	10,123		10,111	10,098	10,088	10,081	10,073	10,066	10,057	10,050	10,046	10,041	10,033	10,030	10,026	10,017	10,009		10,004	9,996	9,997	9,998	9,997	10,000
50% Bloomberg 3-15yr Municipal Blend (2-17) Index / 50% Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index
Account Value [Line Items]
Account Value	9,953	9,884	9,947		9,880	9,848	$ 10,000
ICE 0-5 Year US Inflation-Linked Treasury Index
Account Value [Line Items]
Account Value	10,216	10,085	10,055	$ 10,000
ICE BofA ML 0-5 Yr U.S. High Yield Constrained, Zero Duration/ WisdomTree U.S. High Yield Corp Bond, Zero Duration Spliced Index
Account Value [Line Items]
Account Value	17,678	17,555	17,438		17,234	16,752		16,890	17,057	17,099	16,876	16,850	16,639	16,483	16,358	16,171	16,076	15,987	15,968	15,891		15,671	15,473	15,452		15,115	14,660	14,771	14,780	14,723	14,422	13,908	13,957	13,876	14,092		14,028	13,665	13,744	13,730	13,152	13,357	13,406	12,732	13,639	13,596	13,905		13,630	13,695	13,948		13,583	13,800		13,754	13,684	13,565	13,631	13,428		13,424	13,322	13,197	13,069	12,989		12,762	12,278	12,198	12,378	12,256	11,660	11,611	11,196	10,889	12,551	12,820	12,872	12,640		12,620	12,630	12,567	12,656	12,586	12,435	12,620	12,499	12,484	12,298	11,883	12,230	12,351	12,495	12,372	12,327	12,178	12,117	12,107	11,970	12,005	12,020	11,851	11,800	11,801	11,744	11,618	11,635	11,551	11,513		11,436	11,349	11,352	11,206	11,086	10,880	10,788	10,704	10,623	10,398	10,192	10,160	10,023	9,670	9,316		9,328	9,583	9,797	9,958	9,765	10,000
ICE BofA Merrill Lynch U.S. High Yield Index
Account Value [Line Items]
Account Value	17,427	17,220	17,151		16,838	16,560		16,560	16,740	16,632	16,405	16,473	16,289	16,379	16,115	15,864	15,553	15,410	15,237	15,385		15,209	15,165	15,159		14,622	13,986	14,159	14,328	14,288	14,087	13,861	13,989	13,860	13,706		13,886	13,363	13,465	13,217	12,852	13,390	13,719	12,939	13,884	13,850	14,372		14,507	14,638	15,052		14,774	14,927		14,953	14,948	14,867	14,815	14,615		14,573	14,415	14,390	14,340	14,286		14,018	13,479	13,416	13,557	13,425	12,813	12,689	12,134	11,690	13,248	13,456	13,456	13,180		13,144	13,114	13,073	13,022	12,955	12,645	12,808	12,631	12,509	12,301	11,761	12,025	12,135	12,337	12,265	12,177	12,043	12,001	12,003	11,924	11,998	12,111	12,033	11,999	12,031	11,985	11,878	11,881	11,745	11,733		11,629	11,499	11,523	11,346	11,196	10,980	11,023	10,989	10,918	10,680	10,417	10,306	10,232	9,839	9,422		9,378	9,529	9,781	10,006	9,741	10,000
Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration
Account Value [Line Items]
Account Value	13,271	13,250	13,164		13,085	12,985		13,027	13,026	12,993	12,954	12,901	12,812	12,730	12,659	12,588	12,551	12,524	12,442	12,377		12,279	12,190	12,150		12,028	11,865	11,850	11,837	11,807	11,726	11,575	11,505	11,454	11,501		11,446	11,328	11,262	11,119	11,099	11,145	11,118	11,053	11,116	11,093	11,178		11,123	11,185	11,221		11,193	11,239		11,220	11,200	11,198	11,216	11,185		11,189	11,177	11,160	11,165	11,161		11,127	11,044	11,005	11,015	11,007	10,935	10,869	10,798	10,646	10,993	11,043	11,060	11,005		10,963	10,925	10,885	10,912	10,848	10,792	10,818	10,774	10,742	10,703	10,624	10,643	10,664	10,699	10,651	10,652	10,588	10,583	10,590	10,558	10,569	10,586	10,545	10,503	10,483	10,449	10,395	10,392	10,365	10,335		10,306	10,293	10,288	10,256	10,252	10,215	10,205	10,185	10,186	10,146	10,105	10,118	10,101	10,047	9,964		9,962	10,041	10,047	10,025	9,977	10,000
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite
Account Value [Line Items]
Account Value	24,593	24,182	23,886		23,031	22,258		22,314	23,088	23,071	22,645	23,130	22,245	22,590	22,188	21,747	21,384	20,840	20,091	20,820		20,343	19,814	19,638		18,835	17,557	17,895	18,619	18,849	18,496	17,808	17,839	17,631	17,080		17,517	16,858	17,137	16,798	16,183	17,378	17,913	16,892	17,933	17,765	19,240		18,824	19,078	20,110		19,789	19,644		18,997	19,501	19,079	18,728	18,418		18,314	17,668	17,283	17,093	17,247		16,849	15,774	16,056	16,434	15,788	15,182	14,966	14,541	13,487	14,562	15,208	15,097	14,832		14,514	14,309	14,180	14,178	14,042	13,408	13,844	13,516	13,260	13,017	12,392	13,001	12,816	13,410	13,399	13,109	12,820	12,779	12,561	12,569	12,735	13,080	12,701	12,594	12,368	12,193	12,066	12,002	11,835	11,795		11,660	11,552	11,547	11,245	11,109	10,973	10,836	10,990	10,992	10,987	10,724	10,631	10,518	10,478	10,044		10,022	10,269	10,381	10,373	9,879	10,000
S&P GSCI Index
Account Value [Line Items]
Account Value	13,865	13,893	13,408		12,834	12,633		13,796	13,407	13,590	13,154	12,736	12,728	12,671	12,681	12,903	13,374	13,186	13,442	13,288		12,688	12,578	12,040		12,452	12,923	13,488	12,955	12,878	11,629	11,140	11,865	11,956	12,085		12,566	12,577	12,753	12,974	12,159	13,188	13,551	13,557	14,679	13,970	13,290		12,122	11,144	9,983		9,279	10,405		9,835	9,275	9,494	9,346	8,962		8,741	8,076	8,254	7,464	7,113		6,712	5,991	6,213	6,447	6,165	5,939	5,652	4,856	5,376	7,618	8,316	9,325	8,716		8,717	8,610	8,462	8,966	8,985	8,604	9,374	9,114	8,970	8,640	7,928	8,594	9,687	10,288	9,899	9,793	10,152	10,016	9,873	9,400	9,195	9,513	9,199	8,810	8,690	8,370	8,101	8,164	7,807	7,960		8,084	8,258	8,594	8,574	8,697	8,305	8,100	8,223	7,896	7,759	8,580	8,573	8,387	7,615	7,257		7,406	7,809	8,547	9,389	9,367	10,000
Bloomberg U.S. Securitized MBS/ABS/CMBS Index
Account Value [Line Items]
Account Value	10,276	10,115	10,154		9,981	10,067		10,035	10,035	9,793	9,742	9,897	9,770	10,045	9,927	9,772	9,527	9,418	9,238	9,515		9,417	9,566	9,603		9,216	8,775	8,951	9,230	9,301	9,305	9,347	9,415	9,364	9,191		9,433	9,138	9,175	8,827	8,955	9,414	9,739	9,446	9,593	9,495	9,829		10,093	10,193	10,346		10,356	10,366		10,387	10,427	10,444	10,378	10,380		10,391	10,332	10,389	10,462	10,455		10,429	10,416	10,423	10,430	10,425	10,398	10,393	10,372	10,301	10,229	10,111	10,028	10,012	$ 10,000
S&P 500® Index
Account Value [Line Items]
Account Value	16,537	16,209	15,853		15,086	14,192		14,289	15,142	15,343	14,927	15,291	14,444	14,576	14,271	13,933	13,765	13,289	12,661	13,200		12,789	12,140	11,940		11,421	10,465	10,690	11,225	11,407	11,052	10,367	10,322	10,163	9,803		10,048	9,454	10,032	9,501	8,790	9,681	10,093	9,241	10,072	10,054	11,014		10,620	10,948	11,545		11,050	11,127		10,399	10,906	10,584	10,338	10,103	10,000
ICE BofA Merrill Lynch U.S. High Yield Index
Account Value [Line Items]
Account Value	11,941	11,800	11,752		11,538	11,347		11,347	11,470	11,396	11,241	11,287	11,162	11,223	11,042	10,870	10,657	10,559	10,440	10,542		10,422	10,391	10,387		10,019	9,584	9,702	9,818	9,790	9,652	9,498	9,586	9,497	9,392		9,515	9,156	9,226	9,057	8,806	9,175	9,400	8,866	9,514	9,490	9,848		9,940	10,030	10,314		10,123	10,228		10,246	10,243	10,187	10,151	10,014	10,000
Gapstow Private Credit and Alternative Income Index
Account Value [Line Items]
Account Value	11,347	10,902	10,930		10,619	10,499		10,957	11,347	11,050	10,759	11,023	10,700	11,041	10,943	10,895	10,375	10,254	9,946	10,229		9,869	9,897	9,975		9,527	8,700	9,257	9,522	9,636	9,142	8,429	8,598	8,426	9,002		9,313	8,152	8,767	8,260	7,438	9,003	9,563	8,508	9,334	9,285	9,991		9,779	10,302	10,298		10,075	10,550		10,207	10,348	10,152	10,286	10,129	$ 10,000
TOPS Global Target Range Index
Account Value [Line Items]
Account Value	11,199	10,879	10,870		10,658	10,314		10,269	10,534	10,604	10,618	11,070	10,616	10,775	10,632	10,440	10,225	10,170	9,850	10,021		9,829	9,575	9,709		9,299	8,665	8,912	9,208	9,402	9,162	8,801	8,833	8,720	8,652		8,788	8,612	8,908	8,764	8,554	8,895	9,067	8,775	9,252	9,299	9,805		9,690	9,855	10,462		10,174	10,414	$ 10,000
Bloomberg US Universal Enhanced Yield Index
Account Value [Line Items]
Account Value	11,218	11,087	11,096		10,915	10,953		10,929	10,944	10,722	10,657	10,829	10,708	10,953	10,796	10,638	10,407	10,319	10,147	10,386		10,280	10,398	10,415		10,033	9,593	9,732	9,956	10,010	9,991	9,998	10,099	10,036	9,811	$ 10,000
Bloomberg U.S. Aggregate Enhanced Yield Index
Account Value [Line Items]
Account Value	12,376	12,235	12,249		12,037	12,078		12,067	12,095	11,834	11,771	11,989	11,842	12,131	11,948	11,777	11,520	11,428	11,230	11,510		11,392	11,539	11,550		11,121	10,617	10,769	11,014	11,068	11,051	11,069	11,183	11,111	10,848		11,139	10,771	10,815	10,394	10,540	11,073	11,421	11,090	11,318	11,237	11,801		12,170	12,351	12,681		12,706	12,673		12,663	12,794	12,826	12,657	12,528		12,475	12,351	12,548	12,765	12,859		12,822	12,662	12,738	12,735	12,849	12,629	12,520	12,415	12,074	12,587	12,397	12,132	12,112		12,102	12,049	12,114	11,772	11,722	11,515	11,322	11,285	11,030	11,017	10,827	10,648	10,620	10,755	10,807	10,743	10,692	10,731	10,667	10,771	10,724	10,868	10,988	10,912	10,924	10,897	10,935	10,836	10,762	10,760		$ 10,652	$ 10,542	$ 10,546	$ 10,447	$ 10,412	$ 10,383	$ 10,675	$ 10,763	$ 10,775	$ 10,766	$ 10,656	$ 10,429	$ 10,425	$ 10,345	$ 10,173		$ 10,093	$ 9,996	$ 10,062	$ 10,090	$ 10,059	$ 10,000
Bloomberg U.S. Short Aggregate Composite Index
Account Value [Line Items]
Account Value	11,869	11,742	11,752		11,656	11,682		11,576	11,520	11,403	11,343	11,358	11,305	11,430	11,322	11,206	11,036	10,961	10,856	10,949		10,894	10,968	10,930		10,749	10,556	10,555	10,607	10,586	10,546	10,613	10,664	10,612	10,423		10,558	10,422	10,418	10,268	10,292	10,496	10,649	10,540	10,629	10,552	10,673		10,882	10,947	11,062		11,078	11,085		11,139	11,169	11,177	11,133	11,156		11,129	11,101	11,128	11,164	11,163		11,141	11,118	11,123	11,125	11,119	11,080	11,042	10,986	10,890	10,872	10,757	10,662	10,640		10,646	10,608	10,625	10,505	10,514	10,436	10,337	10,317	10,221	10,208	10,150	10,044	10,005	10,002	10,025	9,978	9,978	9,980	9,933	9,961	9,934	9,958	10,014	10,010	10,040	10,044	10,071	10,034	9,998	10,011	10,000
Bloomberg U.S. Short Aggregate Enhanced Yield Index
Account Value [Line Items]
Account Value	$ 11,965	$ 11,835	$ 11,835		$ 11,730	$ 11,733		$ 11,639	$ 11,588	$ 11,475	$ 11,413	$ 11,419	$ 11,359	$ 11,461	$ 11,352	$ 11,238	$ 11,076	$ 11,008	$ 10,905	$ 10,977		$ 10,916	$ 10,969	$ 10,922		$ 10,743	$ 10,543	$ 10,541	$ 10,587	$ 10,566	$ 10,515	$ 10,564	$ 10,606	$ 10,549	$ 10,387		$ 10,521	$ 10,365	$ 10,360	$ 10,178	$ 10,214	$ 10,445	$ 10,615	$ 10,478	$ 10,581	$ 10,499	$ 10,655		$ 10,899	$ 10,981	$ 11,121		$ 11,133	$ 11,144		$ 11,206	$ 11,243	$ 11,254	$ 11,201	$ 11,220		$ 11,189	$ 11,147	$ 11,184	$ 11,225	$ 11,216		$ 11,183	$ 11,153	$ 11,156	$ 11,158	$ 11,146	$ 11,095	$ 11,037	$ 10,944	$ 10,738	$ 11,036	$ 10,934	$ 10,825	$ 10,791		$ 10,792	$ 10,742	$ 10,751	$ 10,626	$ 10,625	$ 10,526	$ 10,435	$ 10,402	$ 10,290	$ 10,255	$ 10,159	$ 10,063	$ 10,046	$ 10,056	$ 10,071	$ 10,018	$ 10,002	$ 10,008	$ 9,960	$ 9,983	$ 9,968	$ 10,005	$ 10,059	$ 10,049	$ 10,081	$ 10,075	$ 10,096	$ 10,057	$ 10,007	$ 10,015	$ 10,000